Disclosures on equity - Other Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosures Of Equity [Line Items]
Total Other reserves	$ 10,175	$ 11,881	$ 11,663
SQM Iberian S.A.
Disclosures Of Equity [Line Items]
Total Other reserves	9,464	9,464	9,464
SQM Europe N.V.
Disclosures Of Equity [Line Items]
Total Other reserves	354	1,957	1,957
Soquimich European Holding B.V.
Disclosures Of Equity [Line Items]
Total Other reserves	828	828	828
Soquimich Comercial S.A.
Disclosures Of Equity [Line Items]
Total Other reserves	(393)	(393)	(401)
SQM Australia Pty Ltd.
Disclosures Of Equity [Line Items]
Total Other reserves	87	94	0
SQM Iberian S.A. 2
Disclosures Of Equity [Line Items]
Total Other reserves	(1,677)	(1,677)	(1,677)
Orcoma Estudios SPA
Disclosures Of Equity [Line Items]
Total Other reserves	2,121	2,121	2,121
Pavoni And C. SpA
Disclosures Of Equity [Line Items]
Total Other reserves	7	7	7
SQM Vitas Fzco.
Disclosures Of Equity [Line Items]
Total Other reserves	85	85	85
SAS Adionics
Disclosures Of Equity [Line Items]
Total Other reserves	0	116	0
Other Subsidiaries
Disclosures Of Equity [Line Items]
Total Other reserves	$ (701)	$ (721)	$ (721)